SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Adjustments to reconcile net income to net cash used in operating activities:
Net cash provided by operating activities		¥ 609	$ 93	¥ 3,293	¥ 3,049
Investing activities:
Net cash (used in) investing activities		(8,101)	(1,240)	(285)	(6,345)
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering	¥ 6,018	6,018	922
Ordinary share issuance costs		(32)	(5)
Net proceeds from issuance of ordinary shares upon exercise of option		1	0	14	14
Proceeds from short-term bank borrowings		1,658	254	2,214	928
Repayment of short-term bank borrowings		(1,993)	(306)	(1,902)	(128)
Proceeds from long-term bank borrowings		1,652	253	13,176	4,275
Repayment of long-term bank borrowings		(9,163)	(1,405)	(6,760)	(799)
Proceeds from issuance of convertible senior notes		3,499	536
Direct financing costs paid		(10)	(1)
Dividends paid		(678)	(104)	(658)
Net cash provided by financing activities		883	134	6,045	4,248
Effect of exchange rate changes on cash and cash equivalents		(300)	(45)	62	(24)
Net increase in cash, cash equivalents and restricted cash		(6,909)	(1,058)	9,115	928
Cash, cash equivalents and restricted cash at the beginning of the year		13,999	2,145	4,884	3,956
Cash, cash equivalents and restricted cash at the end of the year		7,090	1,087	13,999	4,884
Short-term bank borrowings settled by investment in subsidiaries		4,628
Parent Company
Adjustments to reconcile net income to net cash used in operating activities:
Net cash provided by operating activities		49	8	(212)	(60)
Investing activities:
Investment in subsidiaries		(6,267)	(960)	(1,039)
Receipt of investment in subsidiaries				9	2,121
Purchase of long-term investments					(3,782)
Net cash (used in) investing activities		(6,267)	(960)	(1,030)	(1,661)
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering		6,018	922
Ordinary share issuance costs		(10)	(2)
Net proceeds from issuance of ordinary shares upon exercise of option		1	0	14	14
Proceeds of advances from subsidiaries				109	149
Proceeds from short-term bank borrowings				1,265
Repayment of short-term bank borrowings		(282)	(43)		(128)
Proceeds from long-term bank borrowings				5,206	2,409
Repayment of long-term bank borrowings				(5,169)	(786)
Proceeds from issuance of convertible senior notes		3,499	536
Repayment of convertible senior notes		0	0
Direct financing costs paid		(9)	(1)
Dividends paid		(678)	(104)	(658)
Net cash provided by financing activities		8,539	1,308	767	1,658
Effect of exchange rate changes on cash and cash equivalents		(791)	(121)	141	201
Net increase in cash, cash equivalents and restricted cash		1,530	235	(334)	138
Cash, cash equivalents and restricted cash at the beginning of the year		361	55	695	557
Cash, cash equivalents and restricted cash at the end of the year		¥ 1,891	$ 290	¥ 361	¥ 695